Borrowings - Narrative (Q2) (Details) $ / shares in Units, $ in Thousands											1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 26, 2025 USD ($) tranche	Jun. 04, 2025 tradingDay $ / shares	May 15, 2025 USD ($)	Apr. 14, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($) tranche	Mar. 20, 2025 USD ($)	Nov. 15, 2024 USD ($)	Oct. 22, 2024 USD ($) tranche	Dec. 31, 2021 USD ($) extension_option	Aug. 14, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) extension_option shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Oct. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($) extension_option shares	Dec. 31, 2023 USD ($)	Jul. 01, 2025 USD ($)	Mar. 21, 2025 USD ($)	Aug. 22, 2024 USD ($) instrument	Aug. 20, 2024 USD ($) instrument	May 02, 2024 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Warrants (in shares) | shares														0		0	18,645,997
Payment of debts															$ 1,176	$ 590
Proceeds from the issuance of related party convertible promissory notes and term convertible notes													$ 0				$ 0		$ 2,000
2025 WTI Warrants
Debt Instrument [Line Items]
Warrants (in shares) | shares					2							2	0		2			0
Exercise price of warrant (in usd per share) | $ / shares					$ 0.01
Number of shares issuable for warrants (in shares) | shares					495,074
Related party
Debt Instrument [Line Items]
Loss on extinguishment of debt												$ 0		$ 0	$ 3,538	0
Payment of debts													$ 4,628				0		0
Proceeds from the issuance of related party convertible promissory notes and term convertible notes															3,999	0
Related party | Subsequent event
Debt Instrument [Line Items]
Payment of debts							$ 14,000
Series 1 promissory notes | Notes payable
Debt Instrument [Line Items]
Aggregate principal amount, up to																									$ 35,000
Notes principal										$ 4,936															$ 35,000
Number of extension options | extension_option										2			2					2
Debt term, with extension										60 months								60 months
Interest expense, debt													$ 29				138		$ 329
Series 1 promissory notes | Notes payable | Minimum
Debt Instrument [Line Items]
Debt term										36 months
Interest Rate										9.00%									9.00%
Series 1 promissory notes | Notes payable | Maximum
Debt Instrument [Line Items]
Debt term										48 months
Interest Rate										12.00%									15.00%
Principal amount of 1st extension promissory notes | Notes payable
Debt Instrument [Line Items]
Interest Rate										12.00%			12.00%					12.00%
Principal amount of 1st extension promissory notes | Notes payable | Minimum
Debt Instrument [Line Items]
Debt term										36 months
Principal amount of 1st extension promissory notes | Notes payable | Maximum
Debt Instrument [Line Items]
Debt term										48 months
Principal amount of 2nd extension promissory notes | Notes payable
Debt Instrument [Line Items]
Interest Rate										15.00%			15.00%					15.00%
Principal amount of 2nd extension promissory notes | Notes payable | Minimum
Debt Instrument [Line Items]
Debt term										48 months
Principal amount of 2nd extension promissory notes | Notes payable | Maximum
Debt Instrument [Line Items]
Debt term										60 months
Related party notes | Notes payable
Debt Instrument [Line Items]
Number of debt instruments | instrument																						2	2
Interest expense, debt												$ 0	$ 611	0	$ 419	0	932		$ 0
Related party notes | Notes payable | Minimum
Debt Instrument [Line Items]
Interest Rate													8.00%					8.00%
Related party notes | Notes payable | Minimum | Related party
Debt Instrument [Line Items]
Interest Rate													8.00%					8.00%
Related party notes | Notes payable | Maximum
Debt Instrument [Line Items]
Interest Rate													15.99%					15.99%
Related party notes | Notes payable | Maximum | Related party
Debt Instrument [Line Items]
Interest Rate													15.99%					15.99%
Related party note one | Notes payable
Debt Instrument [Line Items]
Notes principal																							$ 10,000
Loan fee due upon maturity																	$ 1,000						1,000
Interest rate on loan fee due upon maturity																	15.99%
Related party note two | Notes payable
Debt Instrument [Line Items]
Notes principal																						$ 2,000	$ 2,000
Interest Rate																	13.50%					11.50%	11.50%
Principal amount due													$ 1,000				$ 1,000	$ 1,000
Related party note three | Notes payable
Debt Instrument [Line Items]
Notes principal													1,000					1,000						$ 1,000
Loan fee due upon maturity													$ 63					$ 63						$ 63
Interest rate if not paid at maturity													8.00%					8.00%						8.00%
WTI Facility | Term loan
Debt Instrument [Line Items]
Interest Rate									13.50%			13.50%	13.50%		13.50%			13.50%
Loss on extinguishment of debt												$ 3,462			$ 3,462
Aggregate principal capacity									$ 50,000
Number of tranches/draws | tranche									3
Spread on variable interest rate									5.00%
Remaining term after interest only payments period									30 months
Required cash on deposit																					$ 5,000
Interest expense, debt												$ 1,031	$ 600	0	$ 2,214	0	$ 0		$ 0
WTI Facility, First Tranche | Term loan
Debt Instrument [Line Items]
Debt term								42 months
Aggregate principal capacity									$ 20,000
Proceeds from issuance of debt								$ 20,000
Principal and interest payments period								30 months
Interest only payments period								12 months	12 months
Convertible debentures | Convertible debt
Debt Instrument [Line Items]
Aggregate principal amount, up to						$ 30,000
Interest Rate												0.00%			0.00%
Number of tranches/draws | tranche						2
Payment premium percentage due monthly					5.00%
Conversion price (in dollars per share) | $ / shares			$ 10
Threshold trading days | tradingDay			10
Conversion price, subject to adjustments for stock splits (in dollars per share) | $ / shares			$ 2
Conversion to Common Stock (in shares) | shares												473,825			473,825
Debt instrument, face amount, converted												$ 2,335			$ 2,335
Debt premium, converted												117			117
Payment of debts												834			834
Payment of debt premium												42			42
Interest expense, debt												1,701		$ 0	1,701	$ 0
Convertible debentures | Convertible debt | Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount, up to						$ 30,000
Debt term						15 months
Conversion to Common Stock (in shares) | shares											471,812
Debt instrument, face amount, converted											$ 2,381
Debt premium, converted											$ 119
Convertible Debentures, Tranche One | Convertible debt
Debt Instrument [Line Items]
Notes principal					$ 20,000
Proceeds from issuance of debt					$ 18,000
Debt, discount percentage					10.00%
Number of monthly payments					12 months
Convertible Debentures, Tranche One | Convertible debt | Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount, up to						$ 20,000
Convertible Debentures, Tranche Two | Convertible debt
Debt Instrument [Line Items]
Notes principal				$ 10,000
Proceeds from issuance of debt				$ 9,000
Debt, discount percentage				10.00%
Number of monthly payments				11 months
Payment premium percentage due monthly				5.00%
Convertible Debentures, Tranche Two | Convertible debt | Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount, up to						$ 10,000
Term convertible notes | Convertible debt
Debt Instrument [Line Items]
Notes principal												$ 2,750			$ 2,750
Interest Rate												3.94%			3.94%
Conversion price (in dollars per share) | $ / shares												$ 12.175			$ 12.175
Proceeds from the issuance of related party convertible promissory notes and term convertible notes															$ 2,450
Interest expense, debt												$ 1			1
Term convertible notes | Convertible debt | Subsequent event
Debt Instrument [Line Items]
Notes principal																				$ 7,750
Related party convertible notes | Convertible debt
Debt Instrument [Line Items]
Interest expense, debt												$ 3			$ 3
Related party convertible notes | Convertible debt | Minimum | Related party
Debt Instrument [Line Items]
Interest Rate												3.94%			3.94%
Related party convertible notes | Convertible debt | Maximum | Related party
Debt Instrument [Line Items]
Interest Rate												15.00%			15.00%
Related Party Convertible Promissory Note | Convertible debt
Debt Instrument [Line Items]
Notes principal		$ 3,000
Interest Rate		15.00%
Loan fee due upon maturity		$ 35
Number of tranches/draws | tranche		3
Conversion price, percentage of funding round price		80.00%
Conversion price basis, minimum equity funding amount		$ 5,000
Related Party Convertible Promissory Note, first draw | Convertible debt
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 1,000
Related Party Term Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Notes principal												$ 4,250			$ 4,250
Conversion price (in dollars per share) | $ / shares												$ 12.175			$ 12.175
Proceeds from the issuance of related party convertible promissory notes and term convertible notes															$ 3,000
Related Party Term Convertible Notes | Convertible debt | Subsequent event
Debt Instrument [Line Items]
Notes principal																				$ 5,000